SCHEDULE OF INCOME TAX EXPENSES FOR PRESENTED JURISDICTIONS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Total	¥ (201,724)	¥ (262,429)	¥ (370,250)
Chinese Mainland [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total	(200,527)	(257,362)	(387,755)
Other Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total	¥ (1,197)	¥ (5,067)	¥ 17,505